Consolidated Statements of Changes in Equity (Parenthetical) - SGD ($)						12 Months Ended
		Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jul. 30, 2022	Apr. 30, 2023	Dec. 12, 2024	Apr. 30, 2022
IfrsStatementLineItems [Line Items]
Share capital							$ 200,000
Issuance of shares capital	[1]					$ 350,000
Loan amounted							200,000
Herlin Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Share capital								$ 150,000
Shares issue capital				$ 500,000
Mr. Lim [member]
IfrsStatementLineItems [Line Items]
Issuance of shares capital			$ 250,000		$ 350,000
BNL Engineering Private Limited [member]
IfrsStatementLineItems [Line Items]
Share capital				$ 250,000		$ 250,000
Shares issue capital		$ 500,000
BNL Engineering Private Limited [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Share capital							500,000
BNL Engineering Private Limited [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Share capital							$ 700,000

[1]	Herlin has a share capital of SGD150,000 as at April 30, 2022. On July 30, 2022, Herlin’s share capital was increased by SGD350,000 through the issuance of new shares to Mr. Lim who is the sole shareholder of Herlin. As a result, Herlin’s share capital is SGD500,000 as at April 30, 2023.